Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases
6. Leases
The Company leases and subleases certain office spaces with lease terms ranging from one to five years. These leases require monthly lease payments that may be subject to annual increases throughout the lease term. Certain of these leases also include renewal options at the election of the Company to renew or extend the lease for an additional three to five years. These optional periods have not been considered in the determination of the ROU assets or lease liabilities associated with these leases as the Company did not consider the exercise of these options to be reasonably certain.

The Company performed evaluations of its contracts and determined each of its identified leases are operating leases. For the years ended December 31, 2020 and 2019, the Company incurred $0.8 million and $1.2 million, respectively, of rent expense included in operating expenses in the consolidated statements of operations in relation to its operating leases, inclusive of short-term and variable lease expense which was immaterial. Cash paid for amounts included in the measurement of operating lease liabilities for the years ended December 31, 2020 and 2019 was $0.7 million and $0.9 million, respectively, and was included in net cash used in operating activities in the Company’s consolidated statements of cash flows.
As of December 31, 2020, future payments associated with the Company’s operating lease liabilities were as follows (in thousands):

Operating Leases
2021	$348
2022	60

Total lease payments	408
Less: imputed interest	(18)

Total operating lease liability future lease payments	$390

Reported as of December 31, 2020 and 2019 (in thousands):

	December 31,
	2020	2019
Current portion of operating lease liabilities included within other current liabilities	$333	$645
Non-current portion of operating lease liabilities	57	390

Total	$390	$1,035

The following summarizes additional information related to operating leases:

	December 31,
	2020	2019
Weighted average remaining operating lease term (in years)	0.8	2.1
Weighted average discount rate	11.3%	11.0%